Leases	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Boost Run Holdings LLC [Member]
Restructuring Cost and Reserve [Line Items]
Leases

Note 8. Leases

Operating Leases

GPU Sale-leaseback

In January 2024, the Company entered into a sale-leaseback agreement. Under this agreement, the Company sold GPU servers valued at $590 to a third party and simultaneously leased them back for a term of 36 months, with monthly rent payments of $16. Control was deemed to have transferred to the third party and the lease was determined to be classified as operating. The Company de-recognized the GPU servers and recognized the operating lease on its interim condensed consolidated balance sheets.

Colocation and office leases

The Company enters into colocation leases in the United States for dedicated data center space where the Company keeps its GPU servers and related hardware. The colocation leases have lease terms up to three years and require fixed monthly payments to be made over the lease term. The colocation leases provide the Company with minimum amounts of power capacity and costs for overages above the established capacity thresholds are charged to the Company. These overage payments are treated as variable lease payments and are excluded from the measurement of the colocation leases. During both 2024 and 2025, the Company entered into two colocation leases with three-year lease terms in each period.

The Company leases office space in Chicago, IL, with an initial lease term of 12.5 months and the lease automatically extends for additional twelve-month renewal terms unless the Company provides advance notice of its intent to terminate the lease at the end of the then-current lease term. At lease commencement, the Company was reasonably certain to exercise the first renewal option which is scheduled to expire in February 2026.

Finance Leases

During 2024, the Company entered into four finance lease agreements for GPU servers that commenced during the first half of 2024 and have 36-month lease terms. These leases provide the Company with an option to purchase the underlying assets at the end of the lease term for the lesser of the fair market value at that time and a specified percentage of the agreed upon cost of the asset at inception. During 2025, the Company entered into nine finance lease agreements for GPU servers that commenced in the first and second quarters of 2025 and have 30-month lease terms. The Company has the option at lease-end to purchase the equipment at fair market value, not to exceed 20% of the acquisition cost, continue leasing, or return the equipment. The Company is reasonably certain to exercise the available purchase options for the finance lease agreements that commenced in 2024 and 2025.

Short-term Leases

In October 2023, the Company entered into a twelve-month lease for dedicated colocation space and related services, whereby the Company can terminate at any time for convenience with advance notice of sixty days, with optional term extension. The lease is treated as a short-term lease and is not recognized on the interim condensed consolidated balance sheets. The Company paid fees of $242 and $828 during the nine months ended September 30, 2025 and 2024, respectively. The Company terminated the lease in the first quarter of 2025.

The components of lease cost were as follows:

Lease cost:	Financial statement line item	September 30, 2025	December 31, 2024
Operating lease cost:
Operating lease expense - data centers	Colocation lease cost	$2,509	$326
Operating lease expense - office and equipment	Selling, general and administrative (excluding depreciation and amortization)	161	197
Finance lease cost:
Amortization of right-of-use assets	Depreciation and amortization	5,322	475
Finance lease interest expense - office and equipment	Interest expense	1,230	206

Short-term lease cost	Colocation lease cost	242	1,117
Variable lease cost	Colocation lease cost	414	154
Total lease cost		$9,878	$2,475

Information relating to the weighted average remaining lease term and discount rate is as follows:

	September 30, 2025	December 31, 2024
Weighted Average Remaining Lease Term (Years)
Operating leases	2.4	2.6
Finance leases	2.0	2.3
Weighted Average Discount Rate
Operating leases	6.56%	7.47%
Finance leases	6.62%	11.93%

Supplemental disclosure of cash flow information related to leases is as follows:

	September 30, 2025	December 31, 2024
Lease Payments
Operating cash flows for operating leases	$1,958	$481
Operating cash flows for finance leases	$1,130	$188
Financing cash flows for finance leases	$8,485	$405

The following table presents the maturity of the Company’s operating and finance lease liabilities as of September 30, 2025:

	Operating Leases	Finance Leases
2025	$1,211	$3,567
2026	4,838	14,268
2027	4,294	18,323
2028	851	-
2029	-	-
Thereafter	-	-
Total lease payments	11,194	36,158
Less: imputed interest	(782)	(2,722)
Present value of lease liabilities	$10,412	$33,436

The Company entered into two colocation leases that had not yet commenced as of September 30, 2025, and are therefore excluded from the interim condensed consolidated financial statements and the disclosures above. These leases have three and seven-year lease terms commencing in the fourth quarter of 2025 and the first quarter of 2026, respectively, and require the Company to make fixed payments totaling $6,260 and $114,907, respectively, on an undiscounted basis. The Company was required to pay $365 in prepaid rent in the third quarter of 2025.

In the third quarter of 2025, the Company made advance payments totaling $1,860 to secure leases of GPUs. The leases are expected to be executed and commence in the first quarter of 2026.

Lessor Accounting

The Company generates income by renting access to its Nvidia GPUs through its proprietary platform, third-party AI platforms, and GPU brokers, under rental agreements. The Company’s agreements with lessees are categorized as either having terms greater than one month or having month-to-month terms. For the Company’s agreements greater than one month, lessees are required to make up-front payments at the inception of the agreement. Lessees in month-to-month agreements are required to make payments in arrears after the provision of services has been rendered. Accordingly, as of September 30, 2025, lessees were not contractually obligated to make any future payments pursuant to existing agreements in place in excess of the accounts receivable balance of $287 presented on the Company’s interim condensed consolidated balance sheets. For the nine months ended September 30, 2025 and 2024, lease income generated for operating leases was $15,276 and $5,755, respectively.

Note 6. Leases

Operating Leases

GPU Sale-leaseback

In January 2024, the Company entered into a sale-leaseback agreement. Under this agreement, the Company sold GPU servers valued at $590 to a third party and simultaneously leased them back for a term of 36 months, with monthly rent payments of $16. Control was deemed to have transferred to the third party and the lease was determined to be classified as operating. The Company de-recognized the GPU servers and recognized the operating lease on its consolidated balance sheets.

Colocation and office leases

The Company enters into colocation leases in the United States for dedicated data center space where the Company keeps its GPU servers and related hardware. The colocation leases have lease terms up to three years and require fixed monthly payments to be made over the lease term. The colocation leases provide the Company with minimum amounts of power capacity and costs for overages above the established capacity thresholds are charged to the Company. These overage payments are treated as variable lease payments and are excluded from the measurement of the colocation leases. The Company leases office space in Chicago, IL, with an initial lease term of 12.5 months and the lease automatically extends for additional twelve-month renewal terms unless the Company provides advance notice of its intent to terminate the lease at the end of the then-current lease term. At lease commencement, the Company was reasonably certain to exercise the first renewal option which is scheduled to expire in February 2026.

Finance Leases

During 2024, the Company entered into four finance lease agreements for GPU servers that commenced during the first half of 2024 and have 36-month lease terms. These leases provide the Company an option to purchase the underlying assets at the end of the lease term for the lesser of the fair market value at that time and a specified percentage of the agreed upon cost of the asset at inception. The Company is reasonably certain to exercise the available purchase options.

Short-term Leases

In October 2023, the Company entered into a twelve-month lease for dedicated colocation space and related services, whereby the Company can terminate at any time for convenience with advance notice of sixty days, with optional term extension. The lease is treated as a short-term lease and is not recognized on the balance sheets. The Company paid fees of $1,117 during the year ended December 31, 2024. The Company terminated the lease in the first quarter of 2025.

The components of lease costs were as follows:

Lease cost:	Financial statement line item	For the year ended December 31, 2024	For the period from August 16, 2023 through December 31, 2023
Operating lease expense	Colocation lease cost	$523	$-
Finance lease amortization expense	Depreciation and amortization	475	-
Finance lease interest expense	Interest expense	206	-
Short-term lease cost	Colocation lease cost	1,117	209
Variable lease cost	Colocation lease cost	154	-
Total lease cost		$2,475	$209

Information relating to the weighted average remaining lease term and discount rate is as follows:

	December 31,
	2024	2023
Weighted Average Remaining Lease Term (Years)
Operating leases	2.6	-
Finance leases	2.3	-
Weighted Average Discount Rate
Operating leases	7.47%	-
Finance leases	11.93%	-

Supplemental disclosure of cash flow information related to leases is as follows:

	For the year ended December 31, 2024	For the period from August 16, 2023 through December 31, 2023
Lease Payments
Operating cash flows for operating leases	$481	$-
Operating cash flows for finance leases	$188	$-
Financing cash flows for finance leases	$405	$-

The following table presents the maturity of the Company’s operating and finance lease liabilities as of December 31, 2024:

	Operating leases	Finance leases
2025	$1,153	$817
2026	1,235	817
2027	691	731
Total lease payments	3,079	2,365
Less: imputed interest	(264)	(338)
Present value of lease liabilities	$2,815	$2,027

In November 2024, the Company entered into nine lease agreements for GPUs which commenced in Q1 and Q2 of 2025 and are therefore excluded from the Company’s consolidated financial statements and the disclosures above. The leases each have a term of 30 months and the Company is required to pay $1,352 in recurring monthly payments over the terms of the leases. Certain of these leases required the Company to make up-front payments totaling $2,859 of which $546 was paid in Q4 2024, with the remainder of $2,313 being paid in the first half of 2025. The Company has the option at lease-end to purchase the equipment at fair market value, not to exceed 20% of the acquisition cost, continue leasing, or return the equipment.

The Company entered into two colocation leases that had not yet commenced as of December 31, 2024. These leases have three year terms and commenced in the first half of 2025. The Company is obligated to make monthly payments totaling $10,074 for the two leases over their respective terms.

Lessor Accounting

The Company generates revenue by renting access to its Nvidia GPUs through its proprietary platform, third-party AI platforms, and GPU brokers, under rental agreements. The manner in which we recognize these transactions in our consolidated financial statements is described in Note 2, Summary of Significant Accounting Policies, Leases - Lessor.

All of the Company’s revenue is generated from lease income. Refer to the consolidated statements of operations for the lease revenue amounts for the year ended December 31, 2024, and the period ended December 31, 2023.

As of the year ended December 31, 2024, the Company’s contracts with customers are categorized as either having terms greater than one month or having month-to-month terms. For the Company’s contracts greater than one month, customers were required to make up-front payments at the onset of the agreement. Customers in month-to-month contracts were required to make payments in arrears after the provision of services were rendered. Accordingly, as of December 31, 2024, customers were not contractually obligated to make any future payments pursuant to existing contracts in place in excess of the accounts receivable balance of $253 presented on the Company’s consolidated balance sheets.